Summary of Significant Accounting Policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options [Member]
Weighted average anti-dilutive stock options and unvested restricted shares excluded from the computation of diluted earnings per share
Anti-dilutive	2,850	1,783
Restricted stock [Member]
Weighted average anti-dilutive stock options and unvested restricted shares excluded from the computation of diluted earnings per share
Anti-dilutive